Revenue from Contracts with Customers and Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contracts with Customers and Cost of Sales
Revenue recognized	€ 0	€ 0	€ 47